Convertible Notes - Summary of Convertible Notes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Feb. 26, 2020
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ (26,000)
Convertible notes - current	$ 0	29,079,000
2020 Notes | Convertible Notes
Debt Instrument [Line Items]
Convertible notes - face value		29,990,000
Unamortized debt issuance costs		(175,000)
Unamortized debt discount		(753,000)
Embedded derivative liability	0	17,000	$ 1,520,000
Convertible notes - current	$ 0	$ 29,079,000